Related Party Transactions - Schedule of Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	$ 18,499	$ 25,118	$ 23,860
Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	$ 11,890	14,485	13,708
Teekay Corporation | Affiliated Entity
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor	10 years
Teekay Corporation | Affiliated Entity | Maximum
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract	15 years
Deferred and Capitalized Expenses | Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	$ 571	$ 0	$ 0
Deferred and Capitalized Expenses | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	$ 400